Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
	December31,
	2017	2016

Cost
Construction in progress	$34,566	$24,516
Plant and buildings	30,851	28,778
Machinery and equipment	39,678	35,932
Motor vehicles	1,710	1,368
Office equipment and furniture	2,736	2,534
Leasehold improvements	12,972	12,156
Total cost	$122,513	$105,284

Less: Accumulated depreciation
Construction in progress	$-	$-
Plant and buildings	10,380	8,754
Machinery and equipment	24,808	20,689
Motor vehicles	1,333	1,202
Office equipment and furniture	2,000	1,871
Leasehold improvements	7,562	5,886
Total accumulated depreciation	$46,083	$38,402

Property, plant and equipment, net	$76,430	$66,882